NOTE 5 - LOANS PAYABLE - Schedule of Loans Payable to Related Parties (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Loans Payable	$ 228,727	$ 239,308	$ 2,054,379
Loans Payable, Current	228,727	239,308	2,054,379
Loans Payable, Noncurrent
N 49 Of Shareholder Of Swisslink 1 [Member]
Short-Term Debt [Line Items]
Loans Payable	$ 19,047	19,929	1,737,512
Debt Instrument, Interest Rate, Stated Percentage	0.00%
N 49 Of Shareholder Of Swisslink 2 [Member]
Short-Term Debt [Line Items]
Loans Payable	$ 209,680	$ 219,379	$ 226,080
Debt Instrument, Interest Rate, Stated Percentage	5.00%